SUNAMERICA FOCUSED SERIES, INC.
                         Focused Mid-Cap Value Portfolio
                                (the "Portfolio")

Supplement to the Prospectus and Statement of Additional Information dated August 2, 2005.

         On November 29, 2005, the Board of Directors of SunAmerica Focused Series, Inc. approved a new Subadvisory Agreement between Kinetics Asset
Management, Inc. ("Kinetics") and AIG SunAmerica Asset Management Corp. ("SunAmerica"), with respect to the Portfolio. Effective immediately, Janus Capital Management LLC as delegated to Perkins, Wolf McDonnell & Company LLC, ("PWM") is no longer serving as subadviser for a portion of the assets of the Focused Multi-Cap Portfolio. Kinetics, pursuant to the Subadvisory Agreement with SunAmerica has assumed subadvisory responsibilities for the portion of assets previously managed by PWM. All references to PWM with respect to the Portfolio in the Prospectus and Statement of Additional Information are no longer applicable.

         Under the heading "DESCRIPTION OF THE ADVISERS" on page 24 of the Prospectus the following paragraph should be added.

         Kinetics Asset Management ("Kinetics"), formed in 1996, is located at 16 New Broadway Sleepy Hollow, New York, 10591. Kinetics and its affiliates provide investment advisory services to a family of six mutual funds and other accounts with discretionary management authority of approximately $1.8 billion as of September 30, 2005. Kinetics and its affiliates now consist of 35 employees, including 10 professionals dedicated to the investment process.

         References to PWM under the heading "INFORMATION ABOUT ADVISERS" on page 27 of the Prospectus are replaced with the following:

------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                  NAME, TITLE AND AFFILIATION OF
                           PORTFOLIO MANAGER                         EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------
Peter B. Doyle             Peter B. Doyle                            Mr.  Doyle  serves  as   co-portfolio   manager  of  the
                           CO-PORTFOLIO MANAGER AND CHIEF            Portfolio and oversees all investment  decisions for the
                           INVESTMENT STRATEGIST                     Portfolio.   In  early  1996,   Mr.   Doyle   co-founded
                           (Kinetics)                                Kinetics.   Mr.  Doyle  also  co-founded  Horizon  Asset
                                                                     Management,   Inc.,   a  New   York   based   investment
                                                                     management  and  research  firm.  From 1988 through late
                                                                     1994,  Mr.  Doyle was an  Investment  Officer in Bankers
                                                                     Trust Company's  Investment  Services  Group.  Mr. Doyle
                                                                     received  a  Masters  of  Business  Administration  from
                                                                     Fordham   University   and  a  Bachelor  of  Science  in
                                                                     Economics from St. John's University.

------------------------------------------------------------------------------------------------------------------------------
Murray Stahl               Murray Stahl                              Mr. Stahl serves as co-portfolio manager of the
                           CO-PORTFOLIO MANAGER AND                  Portfolio; he is primarily responsible for research and
                           DIRECTOR OF RESEARCH                      is authorized to execute transactions on behalf of the
                           (Kinetics)                                Portfolio in Mr. Doyle's absence.  Mr. Stahl is
                                                                     Director of Research at Kinetics and is also a
                                                                     co-portfolio manager of the Kinetics Paradigm Fund and
                                                                     the Kinetics Small Cap Opportunities Fund.  Mr. Stahl
                                                                     is also Chairman and a co-founder of Horizon Asset
                                                                     Management.  Previously, Mr. Stahl was a portfolio
                                                                     manager and research analyst with Bankers trust Company
                                                                     for 16 years. While at Bankers Trust Company he managed
                                                                     approximately $600 million of individual, trust and
                                                                     institutional clients' assets.  Mr. Stahl also served
                                                                     as a member of the Equity Strategy Group as well as the
                                                                     Investment Strategy Group, which established asset
                                                                     allocation development.  Mr. Stahl holds a Bachelor of
                                                                     Arts in Economics and a Masters of Arts from the City
                                                                     University of New York and a Masters of Business
                                                                     Administration from Pace University.
------------------------------------------------------------------------------------------------------------------------------

References to PWM on pages 52 and 53 of the Statement of Additional Information are replaced with the following:

            ADDITIONAL INFORMATION ABOUT KINETICS' PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

         The following table indicates the type (Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA"), number of accounts, and total assets of the accounts which the portfolio managers have day-to-day responsibilities as of October 31, 2005.

---------------------------------------------------------------------------------------------------
Name of Portfolio           Type of Account      Number of               Total Assets
Manager                                          Accounts                Managed in
                                                                         Account
---------------------------------------------------------------------------------------------------
Peter B. Doyle              RIC                  5                       $ 762,000,000
                         --------------------------------------------------------------------------
                            OPI                  5                       $ 1,792,000,000
                         --------------------------------------------------------------------------
                            OA                   2                       $ 1,271,000,000
---------------------------------------------------------------------------------------------------
Murray Stahl                RIC                  5                       $ 762,000,000
                         --------------------------------------------------------------------------
                            OPI                  5                       $ 1,792,000,000
                         --------------------------------------------------------------------------
                            OA                   2                       $ 1,271,000,000
---------------------------------------------------------------------------------------------------

FUND OWNERSHIP

         As of the date of this Supplement, the portfolio managers did not own any shares of the Portfolio.

POTENTIAL CONFLICTS OF INTEREST

         Kinetics aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis and in accordance with applicable securities laws and fiduciary obligations. In that regard, possible conflicts of interests may arise, including but not limited to: competition for management services and investment opportunities and the selection of broker-dealers for executing portfolio transactions. The Kinetics' portfolio managers will devote as much time to the management of the Portfolio as is reasonably required in their judgment and in accordance with their fiduciary duties. Potential conflicts of interest may arise in allocating management time, services and functions between varying client accounts and the Portfolio. Furthermore, Kinetics will engage in investment activities for their own accounts and for the accounts of other clients. Kinetics may also manage or establish other proprietary or client accounts with investment objectives similar to that of the Portfolio. To the extent that a particular investment opportunity is appropriate for the Portfolio and other accounts managed by Kinetics, the portfolio managers will attempt to resolve any such conflict between the accounts or portfolios by exercising the good faith required of a fiduciary and, when permissible, allocate such investment opportunities on an equitable basis. Kinetics is responsible for the selection of certain broker-dealers to buy or sell securities on behalf of the Portfolio, this selection may include the selection of affiliated broker-dealers. In selecting broker-dealers, including affiliated broker dealers, Kinetics may employ or deal with such broker-dealers as may, in the its best judgement, provide prompt and reliable execution of the transactions at favorable prices and reasonable commission rates, however, Kinetics cannot guarantee that the each broker-dealer employed, including affiliated broker-dealers, will achieve each of those goals. Furthermore, in no instances will an affiliated broker-dealer charge more than the usual and customary charges for buying and selling securities when considering such factors as the size of the order, price of the security and commission rates to be paid.

PORTFOLIO MANAGER COMPENSATION

         Kinetics' portfolio managers are compensated with a fixed base salary and bonus. Bonuses are determined on a discretionary basis and are based on the overall contribution to the firm. Bonuses are not tied to the performance of the specific accounts which the portfolio manager advises, including the Portfolio.



January 10, 2006